UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21317
                                                      ---------

                              PMFM Investment Trust
                              ---------------------
               (Exact name of registrant as specified in charter)


            1061 Cliff Dawson Road, Watkinsville, Georgia 30677-1976
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                    Date of reporting period: August 31, 2006
                                              ---------------

ITEM 1.  SCHEDULE OF INVESTMENTS

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value
                                          Shares         (Note 1)
------------------------------------------------------------------     -------------------------------------------------------------

EXCHANGE TRADED FUNDS - 96.56%                                         Summary of Investments by Industry
                                                                                                         % of Net       Market
     Consumer Staples Select Sector                                    Industry                           Assets         Value
        SPDR Fund                          53,892   $    1,375,324     ------------------------------------------------------------
     Health Care Select Sector SPDR                                    Exchange Traded Funds               96.56%      $ 12,952,852
        Fund                               62,752        2,058,266     Investment Company                   4.36%           584,361
     iShares Dow Jones Select Dividend                                 ------------------------------------------------------------
        Index Fund                         30,760        2,026,776     Total                              100.92%      $ 13,537,213
     iShares Dow Jones US Utilities Sector
        Index Fund                         16,111        1,371,046     The Fund's  investments  in securities are carried at value.
     iShares Russell 1000 Value Index                                  Securities  listed on an  exchange  or quoted on a  national
        Fund                               18,088        1,371,432     market  system are valued at the last sales price as of 4:00
     iShares Morningstar Large Value                                   p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
        Index Fund                          8,635          671,199     over-the-counter  market are generally  valued at the NASDAQ
     SPDR Trust Series 1                   15,550        2,032,385     Official  Closing  Price.  Other  securities  traded  in the
     Vanguard European ETF                 32,790        2,046,424     over-the-counter  market and listed  securities for which no
                                                    --------------     sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative
Total Exchange Traded Funds                                            market  quotations are not readily  available  (e.g., if the
     (Cost $12,736,355)                                 12,952,852     exchange  on which the  portfolio  security  is  principally
                                                    --------------     traded  closes  early  or  if  trading  of  the   particular
                                                                       portfolio  security  is halted  during  the day and does not
INVESTMENT COMPANY - 4.36%                                             resume prior to the Fund's net asset value  calculation)  or
     Merrimac Cash Series Fund                                         which cannot be  accurately  valued using the Fund's  normal
        (Cost $584,361)                   584,361          584,361     pricing procedures are valued at fair value as determined in
                                                    --------------     good  faith  under  policies  approved  by the  Trustees.  A portfolio  security's "fair value" price may differ from the
Total Investments                                                      price next available for that  portfolio  security using the
     (Cost $13,320,716) - 100.92%                   $   13,537,213     Fund's  normal  pricing  procedures.  Open-ended  investment
Liabilities in Excess of Other Assets - (0.92%)           (123,523)    companies  are valued at net asset value.  Instruments  with
                                                    --------------     maturities of 60 days or less are valued at amortized  cost, which approximates market value.
Net Assets - 100.00%                                $   13,413,690
                                                    ==============

Aggregate  cost for  financial  reporting  and federal  income tax purposes is the same.  Unrealized  appreciation/(depreciation)  of
investments  for  financial   reporting  and  federal  income  tax
purposes is as follows:




Aggregate gross unrealized appreciation             $      217,644
Aggregate gross unrealized depreciation                     (1,147)
                                                    --------------
Net unrealized appreciation                         $      216,497
                                                    ==============


PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                          Shares       (Note 1)
------------------------------------------------------------------     -------------------------------------------------------------

EXCHANGE TRADED FUNDS - 100.28%                                        Summary of Investments by Industry
                                                                                                      % of Net          Market
     Consumer Staples Select Sector                                    Industry                        Assets            Value
        SPDR Fund                         229,200   $    5,849,184     -----------------------------------------------------------
     Financial Select Sector SPDR                                      Exchange Traded Funds            100.28%      $ 56,805,167
        Fund                              264,052        8,837,820     Investment Company                 1.04%           589,888
     Health Care Select Sector SPDR                                    -----------------------------------------------------------
        Fund                              183,155        6,007,484     Total                            101.32%       $57,395,055
     iShares MSCI Pacific ex-Japan
        Index Fund                         25,900        2,896,915     Note 1 - Investment Valuation
     iShares MSCI EAFE Index
        Fund                               84,800        5,732,480     The Fund's  investments  in securities are carried at value.
     iShares S&P 500 Vaule Index                                       Securities  listed on an  exchange  or quoted on a  national
        Fund                               81,800        5,750,540     market  system are valued at the last sales price as of 4:00
     iShares Europe 350 Index                                          p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
        Fund                               61,504        5,901,309     over-the-counter  market are generally  valued at the NASDAQ
     Nasdaq-100 Trust Series 1            177,700        6,907,199     Official  Closing  Price.  Other  securities  traded  in the
     SPDR Trust Series 1                   68,265        8,922,236     over-the-counter  market and listed  securities for which no
                                                    --------------     sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative
Total Exchange Traded Funds                                            market  quotations are not readily  available  (e.g., if the
     (Cost $56,226,239)                                 56,805,167     exchange  on which the  portfolio  security  is  principally
                                                    --------------     traded  closes  early  or  if  trading  of  the   particular
                                                                       portfolio  security  is halted  during  the day and does not
INVESTMENT COMPANY - 1.04%                                             resume prior to the Fund's net asset value  calculation)  or
     Merrimac Cash Series Fund                                         which cannot be  accurately  valued using the Fund's  normal
        (Cost $589,888)                   589,888          589,888     pricing procedures are valued at fair value as determined in
                                                    --------------     good  faith  under  policies  approved  by the  Trustees.  A portfolio  security's "fair value" price may differ from the
Total Investments                                                      price next available for that  portfolio  security using the
     (Cost $56,816,127) - 101.32%                   $   57,395,055     Fund's  normal  pricing  procedures.  Open-ended  investment
Liabilities in Excess of Other Assets - (1.32%)           (745,969)    companies  are valued at net asset value.  Instruments  with
                                                    --------------     maturities of 60 days or less are valued at amortized  cost, which approximates market value.
Net Assets - 100.00%                                $   56,649,086
                                                    ==============

Aggregate  cost for  financial  reporting  and federal  income tax purposes is the same.  Unrealized  appreciation/(depreciation)  of
investments  for  financial   reporting  and  federal  income  tax
purposes is as follows:




Aggregate gross unrealized appreciation             $      586,492
Aggregate gross unrealized depreciation                     (7,564)
                                                    --------------
Net unrealized appreciation                         $      578,928
                                                    ==============

PMFM Core Advantage Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                          Shares       (Note 1)
------------------------------------------------------------------     -------------------------------------------------------------

EXCHANGE TRADED FUNDS - 90.63%                                         Summary of Investments by Industry
                                                                                                          % of Net       Market
     Consumer Staples Select Sector                                    Industry                           Assets          Value
        SPDR Fund                          36,066   $      920,404     ------------------------------------------------------------
     Fidelity NASDAQ Composite Index                                   Exchange Traded Funds               90.63%      $ 17,405,892
        Tracking Fund                      10,749          923,984     Investment Company                   6.10%         1,170,481
     iShares Cohen & Steers Realty Majors                              ------------------------------------------------------------
        Index Fund                         10,195          922,852     Total                               96.73%      $ 18,576,373
     iShares MSCI EAFE Index
        Fund                               21,763        1,471,179     Note 1 - Investment Valuation
     iShares Russell 2000 Index
        Fund                               34,013        2,441,113     The Fund's  investments  in securities are carried at value.
     Midcap SPDR Trust Series 1            18,951        2,593,823     Securities  listed on an  exchange  or quoted on a  national
     Rydex S&P Equal Weight ETF            17,500          761,250     market  system are valued at the last sales price as of 4:00
     SPDR Trust Series 1                   21,026        2,748,098     p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
     Technology Select Sector SPDR                                     over-the-counter  market are generally  valued at the NASDAQ
        Fund                               78,539        1,666,598     Official  Closing  Price.  Other  securities  traded  in the
     Utilities Select Sector SPDR                                      over-the-counter  market and listed  securities for which no
        Fund                               42,421        1,474,978     sale was reported on that date are valued at the most recent
     Vanguard European ETF                 23,740        1,481,613     bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the
Total Exchange Traded Funds                                            exchange  on which the  portfolio  security  is  principally
     (Cost $16,730,999)                                 17,405,892     traded  closes  early  or  if  trading  of  the   particular
                                                    --------------     portfolio  security  is halted  during  the day and does not resume prior to the Fund's net asset value  calculation)  or
INVESTMENT COMPANY - 6.10%                                             which cannot be  accurately  valued using the Fund's  normal
     Merrimac Cash Series Fund                                         pricing procedures are valued at fair value as determined in
        (Cost $1,170,481)               1,170,481        1,170,481     good  faith  under  policies  approved  by the  Trustees.  A
                                                    --------------     portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Total Investments                                                      Fund's  normal  pricing  procedures.  Open-ended  investment
     (Cost $17,901,480) - 96.73%                    $   18,576,373     companies  are valued at net asset value.  Instruments  with
Other Assets less Liabilities- 3.27%                       628,958     maturities of 60 days or less are valued at amortized  cost,
                                                    --------------     which approximates market value.

Net Assets - 100.00%                                $   19,205,331
                                                    ==============

Aggregate  cost for  financial  reporting  and federal  income tax purposes is the same.  Unrealized  appreciation/(depreciation)  of
investments  for  financial   reporting  and  federal  income  tax
purposes is as follows:




Aggregate gross unrealized appreciation             $      678,018
Aggregate gross unrealized depreciation                     (3,125)
                                                    --------------
Net unrealized appreciation                         $      674,893
                                                    ==============

PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                          Shares       (Note 1)
------------------------------------------------------------------     -------------------------------------------------------------

INVESTMENT COMPANY - 138.14%                                           Subsequent Event
     Merrimac Cash Series Fund
     (Cost $2,463,706)                   2,463,706  $    2,463,706     In a meeting held on August 21, 2006,  the Board of Trustees
                                                    --------------     and the Advisor  decided to  discontinue  operations  of the
                                                                       PMFM Tactical Opportunities  Portfolio Trust as of September
Total Investments (Cost $2,463,706) - 138.14%       $    2,463,706     15, 2006.  The  decision was based on, among other  factors,
Liabilities in Excess of Other Assets - (38.14%)          (680,242)    the Advisor's  belief that it would be in the best interests
                                                    --------------     of the Fund and its shareholders.

Net Assets - 100.00%                                $    1,783,464
                                                    ==============

Aggregate  cost for  financial  reporting  and federal  income tax purposes is the same.  Unrealized  appreciation/(depreciation)  of
investments  for  financial   reporting  and  federal  income  tax
purposes is as follows:




Aggregate gross unrealized appreciation             $           -
Aggregate gross unrealized depreciation             $           -
                                                    --------------

Net unrealized appreciation                         $           -
                                                    ==============

Summary of Investments by Industry
                                  % of Net        Market
Industry                          Assets           Value
---------------------------------------------------------------
Investment Company                138.14%          $ 2,463,706
---------------------------------------------------------------
Total                             138.14%          $ 2,463,706

Note 1 - Investment Valuation

The Fund's  investments  in securities are carried at value.
Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
over-the-counter  market are generally  valued at the NASDAQ
Official  Closing  Price.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
traded  closes  early  or  if  trading  of  the   particular
portfolio  security  is halted  during  the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be  accurately  valued using the Fund's  normal pricing procedures are valued at fair value as determined in good  faith  under  policies  approved  by the  Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Fund's normal pricing procedures.


ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PMFM Investment Trust


By: (Signature and Title)           /s/ Judson P. Doherty
                                    _______________________________________
                                    Judson P. Doherty
                                    President and Principal Executive Officer

Date: October 16, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)           /s/ Judson P. Doherty
                                    _______________________________________
                                    Judson P. Doherty
                                    President and Principal Executive Officer
                                    PMFM Investment Trust

Date: October 16, 2006




By: (Signature and Title)           /s/ Timothy A. Chapman
                                    _______________________________________
                                    Timothy A. Chapman
                                    Trustee, Chairman, Treasurer and
                                    Principal Financial Officer
                                    PMFM Investment Trust

Date: October 16, 2006